Income Taxes - Composition of Income (Loss) Before Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,801.0	$ 1,754.4
Less accumulated depreciation	$ (909.3)	(878.6)	(834.1)
Property and equipment, net	$ 930.2	922.4	920.3
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		27.6	25.1
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross		567.2	557.7
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,025.1	994.5
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 181.1	$ 177.1